GUARANTEE LIABILITIES	3 Months Ended
Mar. 31, 2020
GUARANTEE LIABILITIES
GUARANTEE LIABILITIES

16. GUARANTEE LIABILITIES

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Guarantee liabilities – stand ready	146,427	388,307	207,997
Guarantee liabilities – contingent (i)	—	—	702,952
	146,427	388,307	910,949

(i)	Financial guarantees in the scope of ASC 460, Guarantees, are in the scope of CECL impairment model in ASU 2016-13, and a contingent guarantee liability with an allowance for credit losses was recorded at the initial adoption and subsequently measured using CECL model.

The movement of guarantee liabilities – stand ready was as follows:

				For the three
				months ended
	For the year ended December 31,			March 31,
	2017	2018	2019	2020
	RMB	RMB	RMB	RMB
				(Unaudited)
Beginning balance of the period	76,325	173,907	321,255	388,307
Changes on initial application of ASU 2016-13	—	—	—	(135,839)
Fair value of guarantee liabilities upon the inception of new guarantees	284,452	403,370	405,084	—
Guarantee settled	(184,586)	(257,953)	(398,167)	—
(Gains)/losses from guarantee liabilities	(2,284)	1,931	362,597	—
Reclassified as liabilities held for sale (Note 3)	(33,802)	(174,828)	—	—
Net assets transferred (Note 3)	—	—	(302,462)	—
Guarantee income (Note 21)	—	—	—	(44,471)
Ending balance of the period	140,105	146,427	388,307	207,997

The movement of guarantee liabilities - contingent was as follows:

For the three
months ended
March 31,
2020
RMB
(Unaudited)
Beginning balance of the period	—
Changes on initial application of ASU 2016-13	224,834
Guarantee settled	(326,204)
Provision for credit losses	804,322
Ending balance of the period	702,952

Pursuant to the series of agreements with Golden Pacer, the Company ceased to provide loan facilitation related business starting from the three months ended December 31, 2019. The remaining balances of guarantee liabilities as of March 31, 2020 are related to the guarantee obligations associated with the portion of the Company’s historically-facilitated loans which were not transferred to Golden Pacer during the divestiture of the Company’s loan facilitation related business (Note 3). The Company is also actively seeking appropriate solutions to properly settle and relieve itself from the remaining guarantee obligations to mitigate any relevant compliance risk associated with the newly promulgated laws and regulations, including the most recent Financing Guarantee Circular 37 promulgated in October 2019.

The terms of the guarantee range from 2 years to 4 years, as of March 31, 2020.